LVIP American Balanced Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–11.03%
✧American Funds®– Capital Income Builder	1,152,341	$89,490,778
		89,490,778
Equity Funds–39.28%
✧American Funds®-
American Mutual Fund	1,664,093	97,349,417
Growth Fund of America	1,578,572	117,019,582
Investment Company of America	1,755,552	104,314,908
		318,683,907
Fixed Income Funds–36.91%
✧American Funds®-
Bond Fund of America	22,804,994	257,924,485
High-Income Trust	2,953,949	28,860,083
Inflation Linked Bond Fund	1,339,525	12,671,901
		299,456,469
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.89%
✧American Funds®– Smallcap World Fund	309,902	$23,416,194
		23,416,194
International Equity Funds–9.94%
✧American Funds®-
EuroPacific Growth Fund	1,238,149	72,877,431
New World Fund	84,106	7,720,992
		80,598,423
Total Investment Companies (Cost $718,067,629)		811,645,771

TOTAL INVESTMENTS–100.05% (Cost $718,067,629)	811,645,771
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(380,118)
NET ASSETS APPLICABLE TO 66,828,226 SHARES OUTSTANDING–100.00%	$811,265,653

✧Class R-6 shares.
LVIP American Balanced Allocation Fund–1